UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                         September 30, 2006

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
Common Stock 92.9%
Automobiles 4.8%
General Motors Corporation	14,240,000	$473,622,400

Broadcasting and Cable 10.7%
Comcast Corporation — Class A*	1,231,596	45,384,313
Comcast Corporation — Class A Special*	12,826,021	472,125,833
The DIRECTV Group, Inc.*	27,842,500	547,940,400

		1,065,450,546

Construction Materials 4.7%
Cemex S.A.B. de C.V.	157,540	475,457
Cemex S.A.B. de C.V. ADS	15,412,872	463,619,190

		464,094,647

Entertainment 7.8%
Discovery Holding Company — Class A*	4,335,344	62,689,074
Liberty Media Holding Corporation — Capital Series A*	2,788,172	233,007,534
The Walt Disney Corporation	15,489,800	478,789,718

		774,486,326

Insurance Brokerage 5.0%
Aon Corporation	14,627,000	495,416,490

Internet and Catalog Retail 4.6%
Liberty Media Holding Corporation — Interactive Series A*	22,584,666	460,275,493

Internet Services 1.4%
eBay, Inc.*	4,915,100	139,392,236

Multi-Industry 4.5%
Vivendi Universal, S.A. (b)	12,547,570	452,355,332

Natural Resources 7.6%
Chesapeake Energy Corporation	14,165,000	410,501,700
Pioneer Natural Resources Company(a)	8,784,400	343,645,728

		754,147,428

Property & Casualty Insurance 5.1%
The NipponKoa Insurance Company, Ltd. (a)(b)	63,701,000	507,990,197

Restaurants 4.9%
Yum! Brands, Inc.	9,369,100	487,661,655

	Shares	Value
Software 1.3%
Symantec Corporation*	6,314,800	$134,378,944

Technology 14.2%
Dell Inc.*	40,882,816	933,763,517
Koninklijke (Royal) Philips Electronics N.V.	11,806,035	414,244,216
Koninklijke (Royal) Philips Electronics N.V. ADR	1,787,165	62,568,647

		1,410,576,380

Telecommunications 11.9%
Level 3 Communications, Inc.(a)*	81,029,000	433,505,150
Sprint Nextel Corporation	26,547,900	455,296,485
Telephone and Data Systems, Inc.	1,530,800	64,446,680
Telephone and Data Systems, Inc. — Special	5,666,200	231,464,270

		1,184,712,585

Transportation 4.4%
FedEx Corporation(b)	3,998,600	434,567,848

Total Common Stocks (Cost $6,906,649,588)		9,239,128,507

	Principal
	Amount

Corporate Bonds 4.0%
Telecommunications 4.0%
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11 (Cost $222,079,000)(a)	222,079,000	396,411,015

Short-Term Obligations 2.8%
Repurchase Agreement with State Street Bank, 4.65% due 10-2-06, Repurchase price $275,892,867 (Collateralized by U.S. government securities)	275,786,000	275,786,000

Total Investments (Cost $7,404,514,588)	99.7%	9,911,325,522
Other Assets and Liabilities, Net	0.3	29,392,728

Net Assets	100.0%	$9,940,718,250

Net asset value per share		$34.94

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain
Euro 11-29-06	248,348,000	$315,992,518	$5,749,766
Japanese Yen 10-4-06	18,026,000,000	152,695,750	4,348,411
Japanese Yen 11-29-06	14,312,000,000	122,190,064	8,682,849
Japanese Yen 3-20-07	23,337,000,000	202,179,733	3,173,875

		$793,058,065	$21,954,901

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)

(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners International Fund

Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
Common Stock 92.6%
Automobiles 5.9%
Renault S.A. (a)	1,597,000	$183,170,999

Beverages 4.6%
Molson Coors Brewing Company (a)	2,089,600	143,973,440

Broadcasting and Cable 10.4%
British Sky Broadcasting Group plc (a)	13,762,000	140,686,239
The News Corporation	7,239,640	149,426,170
Shaw Communications Inc. — Class B	1,121,000	33,652,420

		323,764,829

Construction Materials 5.0%
Cemex S.A.B. de C.V. ADS	5,186,000	155,994,880

Food 5.3%
Nestle S.A.	469,000	163,521,791

Industrial Machinery 2.0%
Ingersoll-Rand Company Limited	1,629,000	61,869,420

Insurance Brokerage 4.4%
Willis Group Holdings Limited	3,586,000	136,268,000

Medical and Photo Equipment 6.1%
Olympus Corporation (a)	6,405,000	188,693,333

Multi-Industry 4.9%
Vivendi Universal, S.A. (a)	4,213,000	151,883,832

Property & Casualty Insurance 16.0%
Fairfax Financial Holdings Limited	910,000	118,068,796
Millea Holdings, Inc. (b)	4,198,000	151,405,734
The NipponKoa Insurance Company, Ltd. (a)	28,556,000	227,722,768

		497,197,298

Real Estate 4.7%
Cheung Kong Holdings Limited	13,723,000	147,346,060

Restaurants 4.3%
Yum! Brands, Inc.	2,558,000	133,143,900

	Shares	Value
Technology 13.5%
Dell Inc. (United States)*	11,382,751	$259,982,033
Koninklijke (Royal) Philips Electronics N.V.	1,484,931	52,102,512
Koninklijke (Royal) Philips Electronics N.V. ADR	3,038,269	106,369,798

		418,454,343

Telecommunications 5.5%
KDDI Corporation	17,163	106,937,295
NTT DoCoMo, Inc. (a)	41,647	64,167,230

Total Common Stocks (Cost $2,033,765,911)		171,104,525

		2,876,386,650

	Principal
	Amount

Short-Term Obligations 6.4%
Repurchase Agreement with State Street Bank, 4.65% due 10-2-06, Repurchase price $100,022,744 (Collateralized by U.S. government securities)	99,984,000	99,984,000
U.S. Treasury Bills, 4.57%-4.92% due 10-19-06 to 10-26-06	100,000,000	99,723,347

Total Short-Term Obligations		199,707,347

Total Investments (Cost $2,233,473,258)	99.0%	3,076,093,997
Other Assets and Liabilities, Net	1.0	31,480,822

Net Assets	100.0%	$3,107,574,819

Net asset value per share		$18.85

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)
British Pound 10-4-06	77,387,000	$144,900,662	$(9,126,718)
Canadian Dollar 10-4-06	38,059,000	34,052,395	(1,117,989)
Canadian Dollar 11-29-06	51,280,000	45,962,176	714,563
Canadian Dollar 3-20-07	46,734,000	42,028,585	24,488
Euro 11-29-06	83,930,000	106,790,681	1,943,152
Japanese Yen 10-4-06	11,700,000,000	99,109,080	2,822,391
Japanese Yen 11-29-06	17,502,000,000	149,424,993	10,618,168
Japanese Yen 12-28-06	28,046,000,000	240,419,822	5,863,449
Japanese Yen 3-20-07	5,557,000,000	48,142,982	755,762

		$910,831,376	$12,497,266

*	Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.

(b)	Fair valued in accordance with procedures established by and under the general supervision of the Fund Trustees.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
Common Stock 90.9%
Beverages 7.7%
Molson Coors Brewing Company(b)	1,981,000	$136,490,900
PepsiAmericas, Inc.	5,262,900	112,310,286

		248,801,186

Broadcasting and Cable 1.1%
Shaw Communications Inc. — Class B	1,161,050	34,854,721

Construction Materials 5.3%
Texas Industries, Inc.(a)	3,244,800	168,924,288

Entertainment 5.4%
Discovery Holding Company — Class A*	11,922,000	172,392,120

Food 2.1%
Del Monte Foods Company	6,382,600	66,698,170

Funeral Services 5.0%
Service Corporation International(a)	17,247,600	161,092,584

Grocery — Retail 3.9%
Ruddick Corporation(a)	4,823,500	125,555,705

Information Technology 0.8%
Fair Isaac Corporation	663,800	24,275,166

Insurance Brokerage 8.7%
Hilb Rogal & Hobbs Company(a)	3,526,400	150,400,960
U.S.I. Holdings Corporation*	2,360,576	31,985,805
Willis Group Holdings Limited	2,513,000	95,494,000

		277,880,765

Manufacturing 4.5%
Jacuzzi Brands, Inc.(a)*	14,609,800	145,951,902

Medical and Photo Equipment 5.6%
Olympus Corporation	6,149,000	181,151,492

Natural Resources 9.0%
Pioneer Natural Resources Company	3,869,000	151,355,280
Potlatch Corporation(a)	3,702,022	137,345,016

		288,700,296

Property & Casualty Insurance 8.8%
Everest Re Group, Ltd.	1,421,800	138,668,154
Fairfax Financial Holdings Limited	886,000	114,954,894
Odyssey Re Holdings Corp.	843,800	28,503,564

		282,126,612

Real Estate 1.5%
Vail Resorts, Inc.*	1,211,917	48,500,918

	Shares	Value
Restaurants 12.0%
IHOP Corp.(a)	2,978,100	$138,034,935
Wendy’s International, Inc.(b)	3,663,800	245,474,600

		383,509,535

Telecommunications 9.5%
IDT Corporation*	398,900	5,640,446
IDT Corporation — Class B*	2,907,300	41,923,266
Level 3 Communications, Inc*	48,076,002	257,206,611

		304,770,323

Total Common Stocks (Cost $2,383,364,696)		2,915,185,783

	Principal
	Amount

Corporate Bonds 4.4%
Telecommunications 4.4%
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 9-15-09	18,534,000	16,750,102
Level 3 Communications, Inc., 11.5% Senior Notes due 3-1-10	119,900,000	123,796,750

Total Corporate Bonds (Cost $97,863,334)		140,546,852

Short-Term Obligations 4.4%
Repurchase Agreement with State Street Bank, 4.65% due 10-2-06, Repurchase price $92,584,863 (Collateralized by U.S. government securities)	92,549,000	92,549,000
U.S. Treasury Bills, 4.69% due 11-24-06	50,000,000	49,655,375

Total Short-Term Obligations		142,204,375

Total Investments (Cost $2,623,432,405)	99.7%	3,197,937,010
Other Assets and Liabilities, Net	0.3	10,772,007

Net Assets	100.0%	$3,208,709,017

Net asset value per share		$30.25

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain
Canadian Dollar 11-29-06	28,027,000	$25,120,552	$22,085
Canadian Dollar 12-28-06	105,816,000	94,926,534	668,450

		$120,047,086	$690,535

Swap Agreements
		Underlying National
Agreement	Units	Amount at Value	Unrealized Loss
Tim Hortons, Inc. expiring 10-11-07	4,861,796	$127,865,235	$(5,320,615)
Tim Hortons, Inc. – When Issued expiring 12-15-06	100,000	2,616,000	(94,770)

		$130,481,235	$(5,415,385)

*  Non-income producing security

(a)	Affiliated issuer as defined under section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	Designated as collateral for forward currency contracts and swaps.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2006
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2005 Annual Report and the June 30, 2006 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	International Fund	Small-Cap Fund
Unrealized Appreciation	$3,062,456,869	$909,482,441	$588,286,791
Unrealized Depreciation	(555,645,935)	(66,861,702)	(13,782,186)
Net Unrealized Appreciation	$2,506,810,934	$842,620,739	$574,504,605

Cost for Federal Income Tax Purposes	$7,425,475,124	$2,233,473,258	$2,623,752,374

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2006:

	Shares(a) at	Market Value
	September 30, 2006	September 30, 2006	December 31, 2005
Partners Fund
Level 3 Communications, Inc.*	81,029,000	$433,505,150	$232,553,230
Level 3 Communications, Inc.
10% Convertible Senior Notes due 5-1-11	222,079,000 (b)	396,411,015	235,102,601
The NipponKoa Insurance Company, Ltd.	63,701,000	507,990,197	510,969,144
Pioneer Natural Resources Company	8,784,400	343,645,728	450,376,188

		1,681,552,090	1,429,001,163

Small-Cap Fund
Deltic Timber Corporation	–	–	55,075,320
Hilb Rogal & Hobbs Company	3,526,400	150,400,960	135,801,664
IHOP Corp.	2,978,100	138,034,935	139,702,671
Jacuzzi Brands, Inc.*	14,609,800	145,951,902	122,722,320
Potlach Corporation	3,702,022	137,345,016	28,140,960
Ruddick Corporation	4,823,500	125,555,705	86,603,216
Service Corporation International	17,247,600	161,092,584	125,041,934
Texas Industries, Inc.	3,244,800	168,924,288	–

		$1,027,305,390	$693,088,085

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2006 were as follows:

	Purchases	Sales	Dividend or Interest Income (c)
Partners Fund
Level 3 Communications, Inc.	$–	$–	$–
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11	–	–	16,655,925	(d)
The NipponKoa Insurance Company, Ltd.	–	–	3,768,890
Pioneer Natural Resources Company	–	–	2,196,100

	–	–	22,620,915

Small-Cap Fund
Deltic Timber Corporation	–	54,080,423	–
Hilb Rogal & Hobbs Company	–	–	1,251,872
IHOP Corp	–	–	2,233,575
Jacuzzi Brands, Inc. *	–	–	–
Potlach Corporation	118,395,793	–	11,466,797
Ruddick Corporation	16,966,411	–	1,444,289
Service Corporation International	15,569,232	–	1,242,403
Texas Industries, Inc.	149,945,938	–	–

	$300,877,374	$54,080,423	$17,638,936

*  Non-income producing.
(a) Common stock unless otherwise noted.
(b) Principal amount.
(c) Dividend income unless otherwise noted.
(d) Interest income.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 27, 2006

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 27, 2006

CERTIFICATIONS

I, O. Mason Hawkins, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 27, 2006	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.

CERTIFICATIONS

I, Julie M. Douglas, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 27, 2006	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.